ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated December 13, 2013 to the Prospectus dated August 1, 2013

Effective on or about December 16, 2013, Sabal Capital Management, LLC will serve as a subadviser to the Fund. The following disclosure supplements the Prospectus to reflect this change.

The sub-section entitled “Subadvisers” in the section entitled “Management” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Subadvisers. AJO, LP; Horizon Asset Management LLC ; Kovitz Investment Group, LLC; Longhorn Capital Partners, L.P.; Madden Asset Management LLC; MetWest Asset Management, LLC; Mohican Financial Management, LLC; Sabal Capital Management, LLC; SSI Investment Management, Inc.; St. James Investment Company, LLC and Yacktman Asset Management LP are the Subadvisers to the Fund.

The sub-section entitled “The Adviser and Subadvisers” in the section entitled “Management” beginning on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Adviser and Subadvisers

The Fund's Adviser is Absolute Investment Advisers LLC, 18 Shipyard Drive, Suite 3C, Hingham, MA 02043. Absolute is a registered investment adviser and provides investment advisory services to the Fund. As of March 31, 2013, Absolute had $4.27 billion of assets under management.

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Trust, on behalf of the Fund, has claimed an exclusion from regulation with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator under the Commodity Exchange Act and the Adviser is exempt from registration as a commodity trading adviser under CFTC Regulation 4.14(a)(8).

Absolute receives an advisory fee at an annual rate equal to 1.60% on the average annual daily net assets and has contractually agreed to reduce its advisory fee to 1.55% on the average net assets exceeding $4.5 billion but less than $5 billion, and 1.50% on the average net assets exceeding $5 billion through July 31, 2014 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Absolute pays any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. A discussion summarizing the basis on which the Board approved the Fund Investment Advisory Agreement with Absolute and the Fund Sub-Advisory Agreements between Absolute and the Subadvisers is available in the Fund's annual report for the period ended March 31, 2013.

Subject to the general oversight of the Board, Absolute is directly responsible for making the investment decisions for the Fund. Absolute delegates the day-to-day management of the Fund to a combination of the following Subadvisers, Absolute retains overall supervisory responsibility of the general management and investment of the Fund’s assets.

Subadviser	Investment Strategy
AJO, LP 230 South Broad Street, 20th Floor Philadelphia, PA 19102	Dollar-Neutral Long/Short Equity
Horizon Asset Management LLC 470 Park Avenue South New York, NY 10016	Distressed Debt

  212-PRU1-1213

Kovitz Investment Group, LLC 115 South LaSalle Street, 27th Floor Chicago, IL 60603	Fundamental Long/Short Equity
Longhorn Capital Partners, LP 1445 Ross Avenue, Suite 5000 Dallas, TX 75202	Global Long/Short Equity
Madden Asset Management LLC One International Place, 24th Floor Boston, MA 02110	Global Long/Short Growth Equity
MetWest Asset Management, LLC 865 S Figueroa Street Los Angeles, CA 90017	Fixed Income and Distressed Debt
Mohican Financial Management, LLC 21 Railroad Avenue, Suite 35 Cooperstown, NY 13326	Small/Mid-Cap Convertible Arbitrage
Sabal Capital Management, LLC 233 Wilshire Boulevard, Suite 300 Santa Monica, CA 90401	Long/Short Equity and Special Situations
SSI Investment Management, Inc. 9440 Santa Monica Blvd., 8th Floor Beverly Hills, CA 90210	Convertible Arbitrage
St. James Investment Company, LLC 2716 Fairmount Street Dallas, TX 75201	Concentrated Equity
Yacktman Asset Management LP 6300 Bridgepoint Parkway, Building One, Suite 500 Austin, TX 78730	Concentrated Equity

AJO, LP was founded in 1984 and provides investment advisory services for mostly institutional clients, including mutual funds.

Horizon Asset Management LLC was founded in 1994 and provides investment advisory services for institutional clients and high-net worth individuals.

Kovitz Investment Group, LLC was founded in 2003 and provides investment advisory services for corporations, individuals, pension and profit sharing plans and other pooled investment vehicles.

Longhorn Capital Partners, LP was founded in 2006 and provides investment advisory services for other pooled investment vehicles.

Madden Asset Management LLC was founded in 2007 and provides investment advisory services for other pooled investment vehicles.

MetWest Asset Management, LLC was founded in 1996 and provides investment advisory services for institutional clients, high-net worth individuals and mutual funds.

Mohican Financial Management, LLC was founded in 2003 and provides investment advisory services for another pooled investment vehicle.

Sabal Capital Management, LLC was founded in 2010 and provides investment advisory services for other pooled investment vehicles.

SSI Investment Management, Inc. was founded in 1973 and provides investment advisory services for pension and profit sharing plans, corporations, college endowments, Taft-Hartley plans, high-net worth individuals and mutual funds.

St. James Investment Company, LLC was founded in 1999 and manages assets for institutional clients, high-net worth individuals and mutual funds.

Yacktman Asset Management LP commenced operations in 1992 as Yacktman Asset Management Co. and provides investment advisory services for institutional clients and long-term investors.

Pursuant to an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), Absolute, subject to Board approval, is permitted to enter into a new or modified subadvisory agreements with existing or new Subadvisers for the Fund without approval of Fund shareholders (“Exemptive Relief”). Pursuant to the Exemptive Relief, the Fund is required to notify shareholders of the retention of a new Subadviser within 90 days of the hiring of the new Subadviser. In the future, Absolute may propose to appoint or replace one or more Subadvisers subject to Board approval and applicable shareholder notice requirements.

* * *

For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated December 13, 2013 to the Statement of Additional Information (“SAI”) dated August 1, 2013

Effective on or about December 16, 2013, Sabal Capital Management, LLC will serve as a subadviser to the Fund. The following disclosure supplements the SAI to reflect this change.

The definition of “Subadviser” on page 1 of the SAI in the section entitled "Key Defined Terms" is hereby deleted in its entirety and replaced with the following:

"Subadviser" means each of AJO, LP; Horizon Asset Management LLC ; Kovitz Investment Group, LLC; Longhorn Capital Partners, L.P.; Madden Asset Management LLC; MetWest Asset Management, LLC; Mohican Financial Management, LLC; Sabal Capital Management, LLC; SSI Investment Management, Inc.; St. James Investment Company, LLC and Yacktman Asset Management LP, the Fund’s subadvisers.

The sub-section entitled "F. Investment Adviser" in the section entitled "Board of Trustees, Management and Service Providers" is hereby amended by deleting the table in the sub-section entitled “Ownership of Adviser and Subadvisers” on page 31 of the SAI in its entirety and replacing it with the following:

Adviser	Controlling Persons/Entities
Absolute Investment Advisers LLC	None
Subadvisers	Controlling Persons/Entities
AJO, LP	Theodore R. Aronson
Horizon Asset Management LLC	Horizon Kinetics LLC
Kovitz Investment Group, LLC	Mitchell A. Kovitz
Longhorn Capital Partners, L.P.	Kristopher N. Kristynik
Madden Asset Management LLC	Robert R. Madden
MetWest Asset Management, LLC	The Carlyle Group, L.P.
Mohican Financial Management, LLC	Eric C. Hage and Daniel C. Hage
Sabal Capital Management, LLC	William F. Charters
SSI Investment Management, Inc.	John D. Gottfurcht and Amy Jo Gottfurcht
St. James Investment Company, LLC	Robert J. Mark
Yacktman Asset Management LP	Gotham Acquisition LP, LLC and Yacktman Asset Management Co.

* * *

For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.